UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   SEPTEMBER 30, 2003
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 --------------------------------------
                 Chicago, Illinois  60606
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 263-7777
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     11/14/03
   ------------------------    -------------------------   -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                   Page 1 of 3
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                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          31
                                        --------------------

Form 13F Information Table Value Total:        248,884
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
     1              28-6770                  BVF Partners L.P.
   ----       --------------------           --------------------

                                   Page 2 of 3
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

                                                     FORM 13F INFORMATION TABLE

                                                                                                                     (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ------------------- ------------ ---------- ------------------------
                                                       VALUE      SHRS   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    PRN    PRN  CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------- ---------------- ---------  -------- --------- ---  ---- ------------ --------- --------- -------- ------
Aclara Biosciences, Inc.       Com         00461P106      146     37,000 Sh        Defined        1          37,000
Advanced Magnetics, Inc.       Com         00753P103   13,722  1,499,633 Sh        Defined        1       1,499,633
Amylin Pharmaceuticals         Com         032346108      283     10,000 Sh        Defined        1          10,000
Applied Molecular Evolution    Com         03823E108   27,752  3,242,092 Sh        Defined        1       3,242,092
Arena Pharmaceuticals, Inc.    Com         040047102   55,141  7,658,412 Sh        Defined        1       7,658,412
Arqule, Inc.                   Com         04269E107   11,864  2,579,023 Sh        Defined        1       2,579,023
Array BioPharma, Inc.          Com         04269X105   22,867  4,150,035 Sh        Defined        1       4,150,035
Atherogenics, Inc.             Com         047439104   15,019    902,028 Sh        Defined        1         902,028
Autoimmune Inc.                Com         052776101    4,867  3,605,297 Sh        Defined        1       3,605,297
Avigen Inc.                    Com         053690103      146     28,000 Sh        Defined        1          28,000
Biocryst Pharmaceuticals Inc.  Com         09058V103   15,201  2,282,400 Sh        Defined        1       2,282,400
Cortech, Inc.                  Com         22051J308    2,154    762,466 Sh        Defined        1         762,466
Curagen Corporation            Com         23126R101    5,399  1,073,300 Sh        Defined        1       1,073,300
Dendreon Corp.                 Com         24823Q107      110     12,401 Sh        Defined        1          12,401
DOV Pharmaceutical, Inc.       Com         259858108      723     40,500 Sh        Defined        1          40,500
Encysive Pharmaceuticals Inc.  Com         29256X107    5,180    850,400 Sh        Defined        1         850,400
Epimmune Inc.                  Com         29425Y101      289     94,700 Sh        Defined        1          94,700
Flamel Technologies, S.A.      Sponsored   338488109   18,375    545,090 Sh        Defined        1         545,090
                               ADR
Genome Therapeutics Corp.      Com         372430108      480    159,900 Sh        Defined        1         159,900
Icos Corp.                     Com         449295104      732     19,100 Sh        Defined        1          19,100
Immunogen Inc.                 Com         45253H101      898    201,700 Sh        Defined        1         201,700
Insmed Inc.                    Com         457669208   10,174  3,569,932 Sh        Defined        1       3,569,932
Intrabiotics Pharmaceuticals   Com         46116T506      244     22,074 Sh        Defined        1          22,074
Neurogen Corp.                 Com         64124E106   14,229  2,531,849 Sh        Defined        1       2,531,849
Palatin Technologies Inc.      Com         696077304   10,141  2,112,677 Sh        Defined        1       2,112,677
Paradigm Genetics, Inc.        Com         69900R106       98     78,700 Sh        Defined        1          78,700
Pharmacyclics, Inc.            Com         716933106    4,665    961,900 Sh        Defined        1         961,900
QLT, Inc.                      Com         746927102    1,477     92,400 Sh        Defined        1          92,400
Repligen Corp.                 Com         759916109    3,861    716,363 Sh        Defined        1         716,363
Titan Pharmaceuticals          Com         888314101    1,832    732,700 Sh        Defined        1         732,700
Zonagen Inc.                   Com         98975L108      815    468,400 Sh        Defined        1         468,400
                                                      -------
CUMULATIVE TOTAL                                      248,884
                                                      =======

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